AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 6, 2020

FILE NO. 333-237334

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 1

VANGUARD WINDSOR FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. BOX 2600, VALLEY FORGE, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

ANNE E. ROBINSON, ESQUIRE
P.O. BOX 876, VALLEY FORGE, PA 19482
(Name and Address of Agent for Service)

The title of securities being registered is Vanguard Windsor Fund Investor Shares.

No filing fee is due in reliance on Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Explanatory Note

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of Vanguard Capital Value Fund, a series of Vanguard Malvern Funds, with and into Vanguard Windsor Fund, a series of Vanguard Windsor Funds, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Combined Information Statement/Prospectus and Statement of Additional Information, which were filed on EDGAR on May 1, 2020 (File No. 333-237334).

PART C

VANGUARD WINDSOR FUNDS

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 FORM N-14

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

ITEM 16. EXHIBITS.

(1) Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 111 dated February 27, 2009, are hereby incorporated by reference.

(2) By-Laws, Amended and Restated By-Laws, filed with Post Effective Amendment No. 133 dated February 26, 2018, are hereby incorporated by reference.

(3) Voting Trust Agreement, not applicable.

(4) Form of Agreement and Plan of Reorganization by and between Vanguard Malvern Funds, on behalf of the Capital Value Fund, and Vanguard Windsor Funds, on behalf of the Windsor Fund, as included in Part A to Registrant’s Registration Statement on Form N-14 dated May 1, 2020, see File Number 333-237334, is hereby incorporated by reference.

(5) Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (1) above.

(6) Investment Advisory Contracts, for Wellington Management Company LLP, filed with Post-Effective Amendment No. 110 dated February 27, 2008, and for Pzena Investment Management, LLC, filed with Post-Effective Amendment No. 124 dated February 26, 2014, are hereby incorporated by reference.

(7) Underwriting Contracts, not applicable.

(8) Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in the Registrant’s Statement of Additional Information, is hereby incorporated by reference.

(9) Custodian Agreements, for State Street Bank and Trust Company, filed with Post-Effective Amendment No. 138 dated February 27, 2020, is hereby incorporated by reference.

(10) (a) Rule 12b-1 Plan, not applicable.

(b)  Rule 18f-3 Plan, filed with Post-Effective Amendment No. 138 dated February 27, 2020, is hereby incorporated by reference.

(11) Legality of Securities Opinion, filed with Registrant’s Registration Statement on Form N-14 dated March 23, 2020, see File Number 333-237334, is hereby incorporated by reference.

(12) Tax Opinion Supporting the Tax Matters and Consequences to Shareholders of Vanguard Capital Value Fund, is filed herewith.

(13) Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed with Post-Effective Amendment No. 138 dated February 27, 2020, is hereby incorporated by reference.

(14) Other Opinion or Consent, Consent of Independent Registered Public Accounting Firm, filed with Registrant’s registration statement on Form N-14 dated May 1, 2020, see File Number 333-237334, is hereby incorporated by reference.

(15) Omitted Financial Statements, not applicable.

(16) Powers of Attorney for Mortimer J. Buckley, Emerson U. Fullwood, Amy Gutmann, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, Deanna Mulligan, André F. Perold, Sarah Bloom Raskin, Peter F. Volanakis, and John Bendl are filed herewith.

(17) Other Exhibits, not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Town of Valley Forge and the Commonwealth of Pennsylvania on the 6th day of August, 2020.

VANGUARD WINDSOR FUNDS

By: _/s/ Mortimer J. Buckley________*

Mortimer J. Buckley
Chairman, President, and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mortimer J. Buckley*	Chairman, President, and Chief Executive Officer	August 6, 2020
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	August 6, 2020
Emerson U. Fullwood

/s/ Amy Gutmann*	Trustee	August 6, 2020
Amy Gutmann

/s/ F. Joseph Loughrey*	Trustee	August 6, 2020
F. Joseph Loughrey

/s/ Mark Loughridge*	Trustee	August 6, 2020
Mark Loughridge

/s/ Scott C. Malpass*	Trustee	August 6, 2020
Scott C. Malpass

/s/ Deanna Mulligan*	Trustee	August 6, 2020
Deanna Mulligan
/s/ André F. Perold*	Trustee	August 6, 2020
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	August 6, 2020
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	August 6, 2020
Peter F. Volanakis
/s/ John Bendl*	Chief Financial Officer and Principal Accounting Officer	August 6, 2020
John Bendl

*By     /s/ Anne E. Robinson

Anne E. Robinson, pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description

12	Tax Opinion for Vanguard Capital Value Fund
16	Powers of Attorney